Condensed Consolidated Statements of Cash Flows (unaudited) (Q3) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flows provided by (used in) operating activities:
Net loss	$ (77,235)	$ (39,031)	$ (59,954)	$ (93,745)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Loss on debt extinguishment			0	7,235
Loss on debt extinguishment	28,714	0	0	15,518
Depreciation and amortization	73,917	55,300	76,844	52,949
Amortization of discount on long-term debt	3,318	2,824	3,899	2,031
Deferred taxes	(2,831)	(120)	(4,314)	(15,971)
Bad debt expense	1,221	1,636	1,715	843
Paid-in-kind interest on long-term debt	305	283	382	1,356
Stock-based compensation expense	16,849	5,297	10,721	30,079
Changes in operating assets and liabilities, net of effects of acquisitions:
Accounts receivable, net	(7,047)	1,226	(516)	(3,008)
Prepaid expenses and other current assets	(11,413)	(770)	4,952	(4,773)
Other non-current assets	(11,526)	(6,555)	(4,168)	(4,409)
Accounts payable	(1,886)	(1,824)	2,886	1,127
Accrued expenses and other	(6,802)	4,290	13,239	6,689
Deferred revenue	7,924	290	736	6,086
Customer deposits and other long-term liabilities	(574)	8,283	9,005	10,218
Net cash provided by (used in) operating activities	13,673	32,069	57,539	(613)
Cash flows used in investing activities:
Purchases of property and equipment	(1,932)	(4,321)	(4,525)	(7,665)
Capitalization of software costs	(9,065)	(6,349)	(8,552)	(5,660)
Payment of contingent consideration	0	(2,000)	(2,000)	0
Acquisition of companies, net of cash acquired	(183,242)	(117,972)	(403,231)	(310,454)
Net cash used in investing activities	(194,239)	(130,642)	(418,308)	(323,779)
Cash flows provided by financing activities:
Payments on long-term debt	(837,082)	(54,048)	(55,891)	(2,563)
Proceeds from long-term debt	496,466	143,884	314,668	688,391
Deferred financing costs	(5,689)	(4,826)	(7,303)	(18,350)
Exercise of stock options	1,153	109	206	793
Proceeds from preferred stock issuance, net	109,782	53,157	150,250	161,660
Proceeds from common stock issuance, net	415,884	0
Net cash provided by financing activities	180,514	138,276	401,850	309,674
Effect of foreign currency exchange rate changes on cash	59	37	(87)	(301)
Net increase (decrease) in cash and cash equivalents and restricted cash	7	39,740	40,994	(15,019)
Cash and cash equivalents and restricted cash:
Beginning of period	98,338	57,344	57,344	72,363
End of period	98,345	97,084	98,338	57,344
Supplemental disclosures of cash flow information:
Cash paid for interest	25,090	24,080	35,219	33,983
Cash paid for income taxes	1,544	506	736	337
Supplemental disclosures of noncash investing and financing activities:
Rollover equity in consideration of net assets acquired	726	745	1,319	1,736
Fair value of earnout in consideration of net assets acquired	0	2,455	3,471	1,844
Accretion of Series B convertible preferred stock to redemption value	15,105	39,897	67,811	42,126
Long-term Debt
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Amortization of deferred financing costs on long-term debt	344	144	195	1,404
Credit Facility
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Amortization of deferred financing costs on long-term debt	$ 395	$ 796	$ 1,917	$ 1,276